Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Schedule of composition of employee benefits
	2023	2022
	US $ in millions

Present value of obligations (see section (f) below)	54.1	52.9
Fair value of the plan assets (see section (f) below)	(27.1)	(26.8)
Recognized liability for defined benefit obligations	27.0	26.1
Termination benefit-liability for early retirement	4.7	6.6
Other long-term benefits	14.4	12.5
Total non-current	46.1	45.2
Presented as current liabilities:
Liability for annual leave	11.8	9.0
Current portion of liability for early retirement	2.3	2.8
Total current (Note 15)	14.1	11.8

Total employee benefits	60.2	57.0

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(f)	Movement in the present value of the defined benefit pension plan obligation

	2023	2022
	US $ in millions

Defined benefit obligation at January 1	52.9	70.7
Benefits paid by the plan	(3.4)	(4.4)
Current service cost and interest	4.7	5.3
Foreign currency exchange changes in plan measured in a
currency different from the entity’s functional currency	(1.0)	(7.0)
Actuarial losses (gains) recognized in other comprehensive income	0.9	(11.7)
Defined benefit obligation at December 31	54.1	52.9

	2023	2022
	US $ in millions

Fair value of plan assets at January 1	26.8	31.1
Contribution paid by the Group	0.8	2.1
Benefits paid by the plan	(1.7)	(2.0)
Return on plan assets	1.1	0.8
Foreign currency exchange changes in plan measured in a currency
different from the entity's functional currency	(0.7)	(2.5)
Actuarial gains (loss) recognized in other comprehensive income	0.8	(2.7)
Fair value of plan assets at December 31	27.1	26.8

Plan assets composition

	2023	2022
	US $ in millions

Equity instruments	9.1	8.5
Debt instruments	12.4	12.8
Cash and deposits	2.7	2.4
Other	2.9	3.1
	27.1	26.8

Schedule of relevant discount rates under actuarial assumptions
	2023	2022	2021
Early retirement	4.4%-6.0%	4.7%-4.8%	1.0%-1.2%
Annual absence	5.5%-5.8%	5.1%-5.2%	2.6%-2.9%
Tuition fees	4.7%-5.4%	4.8%-5.0%	1.6%-2.2%
Defined benefit plan	3.7%-5.7%	3.8%-5.3%	0.7%-3.3%